Investments In Joint Ventures	12 Months Ended
Dec. 25, 2010
Investments In Joint Ventures [Abstract]
Investments In Joint Ventures

(7) Investments in joint ventures

The Company's ownership interests in its joint ventures as of December 25, 2010 and December 26, 2009 were as follows:

	Ownership
Entity	December 25, 2010	December 26, 2009

BR Japan	43.3%	43.3%
BR Korea	33.3	33.3

Summary financial information for the joint venture operations on an aggregated basis was as follows (in thousands):

	December 25, 2010	December 26, 2009

Current assets	$184,608	151,863
Current liabilities	86,969	78,977

Working capital	97,639	72,886
Property, plant, and equipment, net	102,405	81,919
Other assets	141,574	125,119
Long-term liabilities	19,084	14,814

Joint venture equity	$322,534	265,110

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Revenues	$580,671	495,146	463,140
Net income	47,664	41,577	40,130

The comparison between the carrying value of our investments and the underlying equity in net assets of investments is presented in the table below (in thousands):

	BR Japan		BR Korea
	December 25, 2010	December 26, 2009	December 25, 2010	December 26, 2009

Carrying value of investment	$94,326	82,812	74,950	65,090
Underlying equity in net assets of investment	49,854	39,994	69,037	57,503

Carrying value in excess of the underlying equity in net assets(a)	$44,472	42,818	5,913	7,587

(a)	The excess carrying values over the underlying equity in net assets of our joint ventures is primarily comprised of amortizable franchise rights and related tax liabilities and nonamortizable goodwill, all of which were established in the BCT Acquisition.

Equity in net income of joint ventures in the consolidated statements of operations for fiscal years 2010, 2009, and 2008 includes $897 thousand, $899 thousand, and $907 thousand, respectively, of net expense related to the amortization of intangible franchise rights and related deferred tax liabilities noted above. As required under the equity method of accounting, such net expense is recorded in the consolidated statements of operations directly to equity in net income of joint ventures and not shown as a component of amortization expense.

Total estimated amortization expense, net of deferred tax benefits, to be included in equity in net income of joint ventures for fiscal years 2011 through 2015 is as follows (in thousands):

Fiscal year:
2011	$867
2012	789
2013	705
2014	615
2015	519